Schedule of investments
Delaware Growth and Income Fund
December 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.80%
Communication Services — 8.45%
AT&T	938,236	$ 23,080,606
Comcast Class A	650,938	32,761,709
Verizon Communications	666,271	34,619,441
		90,461,756
Consumer Discretionary — 5.21%
Chipotle Mexican Grill †	5,655	9,886,354
Lowe's	47,605	12,304,940
TJX	441,516	33,519,895
		55,711,189
Consumer Staples — 6.78%
Altria Group	335,316	15,890,625
Archer-Daniels-Midland	52,426	3,543,474
Herbalife Nutrition †	123,440	5,052,399
Mondelez International Class A	263,258	17,456,638
Philip Morris International	322,096	30,599,120
		72,542,256
Energy — 5.79%
ConocoPhillips	392,905	28,359,883
Exxon Mobil	548,991	33,592,759
		61,952,642
Financials — 21.05%
Allstate	237,781	27,974,935
American Financial Group	26,707	3,667,405
American International Group	402,713	22,898,261
Discover Financial Services	32,852	3,796,377
Evercore Class A	62,485	8,488,587
First American Financial	520,599	40,726,460
MetLife	428,451	26,773,903
Old Republic International	648,640	15,943,571
OneMain Holdings	198,291	9,922,482
Synchrony Financial	468,065	21,713,535
Truist Financial	504,546	29,541,168
Unum Group	295,168	7,252,278
Upstart Holdings †	43,358	6,560,066
		225,259,028
Healthcare — 22.81%
AbbVie	120,129	16,265,466
AmerisourceBergen	114,040	15,154,776
Bristol-Myers Squibb	549,345	34,251,661
Cardinal Health	91,867	4,730,232
Cigna	106,438	24,441,358
CVS Health	232,160	23,949,625
Gilead Sciences	218,165	15,840,961
Johnson & Johnson	312,441	53,449,282
Merck & Co.	398,332	30,528,164
	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
Pfizer	189,635	$ 11,197,947
Viatris	1,061,890	14,367,372
		244,176,844
Industrials — 10.03%
Emerson Electric	153,077	14,231,568
Honeywell International	92,193	19,223,162
Northrop Grumman	92,610	35,846,553
Raytheon Technologies	442,282	38,062,789
		107,364,072
Information Technology — 17.28%
Broadcom	49,597	33,002,340
Cisco Systems	747,054	47,340,812
Cognizant Technology Solutions Class A	411,757	36,531,081
HP	335,342	12,632,333
Motorola Solutions	141,748	38,512,932
Oracle	160,171	13,968,513
Western Union	162,628	2,901,283
		184,889,294
Materials — 2.40%
DuPont de Nemours	213,733	17,265,352
Newmont	135,506	8,404,082
		25,669,434
Total Common Stock (cost $878,364,334)		1,068,026,515

Short-Term Investments — 0.22%
Money Market Mutual Funds — 0.22%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	590,495	590,495
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	590,495	590,495
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	590,496	590,496
NQ-Q7V [12/21] 2/22 (2028203)    1

Schedule of investments
Delaware Growth and Income Fund (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	590,496	$ 590,496
Total Short-Term Investments (cost $2,361,982)		2,361,982

Total Value of Securities—100.02% (cost $880,726,316)		1,070,388,497
Liabilities Net of Receivables and Other Assets—(0.02%)		(163,079)
Net Assets Applicable to 75,773,500 Shares Outstanding—100.00%		$1,070,225,418
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

2    NQ-Q7V [12/21] 2/22 (2028203)